Note 6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
(in thousands)	201 5	2014
Gross carrying value	$758	$828
Accumulated amortization	(579)	(555)
Other intangible assets, net	$179	$273

Schedule of Goodwill [Table Text Block]
Goodwill from Boulder acquisition	$55
Foreign currency adjustment	(5)
Balance at December 31, 2014	50
Foreign currency adjustment	(5)
Balance at December 31, 2015	$45